Background	3 Months Ended
Dec. 29, 2012
Background
1.	Background

Berry Plastics Group, Inc. (“Berry” or the “Company”) is a leading provider of value-added plastic consumer packaging and engineered materials with a track record of delivering high-quality customized solutions to our customers. Representative examples of our products include thermoform drink cups, thin-wall containers, blow-molded bottles, specialty closures, prescription vials, specialty plastic films, adhesives and corrosion protection materials. We sell our solutions predominantly into consumer-oriented end-markets, such as food and beverage, healthcare and personal care.